FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

As of December 31, 2014 and 2013, interest receivable amounted to $ 17,864 and $ 17,587 respectively, and is included within other current assets in the balance sheets.

In accordance with ASC No. 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$107,400	$—	$107,400
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,800,485	2,800,485
Government-sponsored enterprises	—	544,531	544,531
Government and corporate debentures - floating interest rate	—	68,604	68,604
Foreign currency derivative contracts	—	(2,942)	(2,942)

Total financial assets	$107,400	$3,410,678	$3,518,078

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$88,784	$—	$88,784
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,565,099	2,565,099
Government-sponsored enterprises	—	535,415	535,415
Government and corporate debentures - floating interest rate	—	120,978	120,978
Foreign currency derivative contracts	—	91	91

Total financial assets	$88,784	$3,221,583	$3,310,367